Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
18.	OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of:

	2017	2016
Long-term portion of fair value of hedges [note 21]	$17	$61
Long-term portion of income taxes payable	225	181
Asset retirement obligation	34	28
Long-term lease inducements	15	16
Deferred revenue	13	12

	$304	$298